Stockholders' deficiency - Warrants (Parentheticals) (Details 6)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012
Equity [Abstract]
Exercise price of warrants (in Canadian dollars per warrant)	0.50	0.50	0.50